NOTES RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2021
Notes Receivable
DISCLOSURE OF NOTES RECEIVABLE

	Start Date	Maturity Date	Rate	Principal	Interest	Accretion	Total
Note 1(1)	2021-04-21	2022-10-21	0%	$169,488	$-	$6,057	$175,545
Note 2	2021-04-26		8%	200,000	6,926	-	206,926
Note 3(1)	2021-06-01	2023-06-01	8%	127,410	2,836	-	130,246
Note 4	2021-08-19		8%	250,000	2,301	-	252,301
Note 5(1)	2021-09-22	2024-09-22	5%	873,195	1,178	600	874,973
Total				$1,620,092	$13,241	$6,657	$1,639,990

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.

Note 1 was issued to a company working on a project that is of interest to the Company. The loan is non-interest bearing, is due 18 months from the effective date, and is secured by allowing the Company to hold a first priority security interest over all of the company’s present and after-acquired intellectual property in the project. As this note is non-interest bearing, we are required to fair value this note using an 8% discount rate and recognize accretion income over the life of the note (note 17).

Notes 2 and 4 were issued to a company to finance the short-term operations while discussions are ongoing regarding potential further opportunities with the company. The loan is interest bearing at 8% and is due three months from the date of funding or upon closing of a definitive agreement. Past due amounts of this note bear interest at 12%.

Note 3 was issued to a company working on a project that is of interest to the Company. The loan is interest bearing at 8%, is due 24 months from the effective date, and is secured by a general security agreement.

Note 5 was issued to a company working on a project that is of interest to the company. The loan is interest bearing at 5%, is due 36 months after the maturity date, is unsecured, and contains a conversion feature upon sale of the recipient. As of September 30, 2021, the value of the conversion feature is $81,781 and will be accreted over the life of the note.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars